Edgar Lomax Value Fund
Schedule of Investments
July 31, 2023 (Unaudited)

Shares	COMMON STOCKS - 97.73%	Value
	Beverage and Tobacco Product Manufacturing - 0.19%
3,850	Altria Group, Inc.	$174,867

	Broadcasting (except Internet) - 0.71%
14,650	Comcast Corp. - Class A	663,059

	Chemical Manufacturing - 16.49%
3,200	AbbVie, Inc.	478,656
13,700	Amgen, Inc.	3,207,855
7,150	Bristol-Myers Squibb Co.	444,658
83,700	Dow, Inc.	4,726,539
6,000	Gilead Sciences, Inc.	456,840
5,950	Johnson & Johnson	996,804
16,900	Merck & Co., Inc.	1,802,385
58,052	Pfizer, Inc.	2,093,355
7,050	Procter & Gamble Co.	1,101,915
		15,309,007
	Computer and Electronic Product Manufacturing - 10.58%
66,100	Cisco Systems, Inc.	3,439,844
93,450	Intel Corp.	3,342,707
20,250	Medtronic PLC - ADR	1,777,140
9,600	Qualcomm, Inc.	1,268,832
		9,828,523
	Couriers and Messengers - 7.42%
23,500	FedEx Corp.	6,343,825
2,900	United Parcel Service, Inc. - Class B	542,677
		6,886,502
	Credit Intermediation and Related Activities - 7.43%
10,250	American Express Co.	1,731,020
11,250	Bank of New York Mellon Corp.	510,300
11,400	Citigroup, Inc.	543,324
20,550	JPMorgan Chase & Co.	3,246,078
11,850	U.S. Bancorp	470,208
8,550	Wells Fargo & Co.	394,668
		6,895,598
	Electrical Equipment, Appliance, and Component Manufacturing - 2.65%
26,950	Emerson Electric Co.	2,461,883

	Food Manufacturing - 0.49%
12,650	Kraft Heinz Co.	457,677

	Health and Personal Care Stores - 6.80%
34,050	CVS Health Corp.	2,543,194
125,700	Walgreens Boots Alliance, Inc.	3,767,229
		6,310,423
	Insurance Carriers and Related Activities - 2.63%
24,100	American International Group, Inc.	1,452,748
1,950	UnitedHealth Group, Inc.	987,421
		2,440,169
	Machinery Manufacturing - 1.83%
6,400	Caterpillar, Inc.	1,697,088

	Miscellaneous Manufacturing - 3.77%
22,900	3M Co.	2,553,350
4,900	Honeywell International, Inc.	951,237
		3,504,587
	Petroleum and Coal Products Manufacturing - 9.07%
25,850	Chevron Corp.	4,230,611
15,900	ConocoPhillips	1,871,748
21,650	Exxon Mobil Corp.	2,321,746
		8,424,105

	Professional, Scientific, and Technical Services - 2.31%
14,850	International Business Machines Corp.	2,141,073

	Real Estate - 0.58%
4,350	Simon Property Group, Inc.	542,010

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.44%
6,400	Goldman Sachs Group, Inc.	2,277,568
10,000	Morgan Stanley	915,600
		3,193,168
	Semiconductor and Other Electronic Component Manufacturing - 3.13%
900	Broadcom, Inc.	808,785
11,650	Texas Instruments, Inc.	2,097,000
		2,905,785
	Telecommunications - 4.78%
47,100	AT&T, Inc.	683,892
110,300	Verizon Communications, Inc.	3,759,024
		4,442,916
	Transportation Equipment Manufacturing - 5.68%
44,100	Ford Motor Co.	582,561
16,900	General Dynamics Corp.	3,778,502
10,350	Raytheon Technologies Corp.	910,076
		5,271,139
	Utilities - 7.75%
29,700	Duke Energy Corp.	2,780,514
58,650	Exelon Corp.	2,455,089
27,150	Southern Co.	1,964,031
		7,199,634
	TOTAL COMMON STOCKS (Cost $88,281,256)	90,749,213

	MONEY MARKET FUND - 2.31%
2,148,813	Invesco STIT-Treasury Portfolio - Institutional Class, 5.18% (a)	2,148,813
	TOTAL MONEY MARKET FUND (Cost $2,148,813)	2,148,813

	Total Investments in Securities (Cost $90,430,069) - 100.04%	92,898,026
	Liabilities in Excess of Other Assets - (0.04)%	(37,336)
	TOTAL NET ASSETS - 100.00%	$92,860,690

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Rate shown is the 7-day annualized yield as of July 31, 2023.

Edgar Lomax Value Fund
Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Edgar Lomax Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Finance and Insurance	$12,528,935	$-	$-	$12,528,935
Information	5,105,975	-	-	5,105,975
Manufacturing	50,303,985	-	-	50,303,985
Mining, Quarrying, and Oil and Gas
Extraction	1,871,748	-	-	1,871,748
Real Estate and Rental and Leasing	542,010	-	-	542,010
Retail Trade	6,310,424	-	-	6,310,424
Transportation and Warehousing	6,886,502	-	-	6,886,502
Utilities	7,199,634	-	-	7,199,634
Total Common Stocks	90,749,213	-	-	90,749,213
Money Market Fund	2,148,813	-	-	2,148,813
Total Investments in Securities	$92,898,026	$-	$-	$92,898,026

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.